Note 8 - Equity (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Details
Common Stock, Shares Authorized	877,500,000	877,500,000
Common Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Outstanding	79,386,371	72,366,667